NOTE PAYABLE (Details) - USD ($)	1 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Note payable
Note payable			$ 285,700	$ 454,500	$ 362,400
Director and Officer Insurance Policy Financing
Note payable
Note payable	$ 665,900	$ 540,500	$ 285,700	$ 454,500	$ 362,400
Interest rate	4.59%	4.59%
Note term	10 months	9 months